Short-Term Borrowings	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Short-Term Borrowings

NOTE 15. SHORT-TERM BORROWINGS

Short-term borrowings are for terms under one year and were comprised of retail repurchase agreements, or REPOs, and FHLB advances. We define REPOs with our local retail customers as retail REPOs. Securities pledged as collateral under these REPO financing arrangements cannot be sold or repledged by the secured party and are therefore accounted for as a secured borrowing. FHLB advances are for various terms secured by a blanket lien on residential mortgages and other real estate secured loans.

The following table represents the composition of short-term borrowings, the weighted average interest rate as of December 31 and interest expense for the years ended December 31:

	2013			2012			2011
(dollars in thousands)	Balance	Weighted Average Interest Rate	Interest Expense	Balance	Weighted Average Interest Rate	Interest Expense	Balance	Weighted Average Interest Rate	Interest Expense
REPOs	$33,847	0.01%	$62	$62,582	0.20%	$82	$30,370	0.11%	$53
FHLB advances	140,000	0.30%	279	75,000	0.19%	123	75,000	0.18%	2

Total Short-term Borrowings	$173,847	0.24%	$341	$137,582	0.19%	$205	$105,370	0.16%	$55

We had a $5.0 million line of credit with S&T Bank secured by investments of another subsidiary of S&T, which was closed in April 2012.